LEASE LIABILITY	12 Months Ended
Mar. 31, 2023
Lease liabilities [abstract]
LEASE LIABILITY [Text Block]

10. LEASE LIABILITY

During the year ended March 31, 2021, the Company entered into a lease agreement for its manufacturing facility. The initial term of the lease is for three years commencing on February 1, 2021 and terminating on January 31, 2024, subject to a right of extension as described herein. The initial term of the lease is paid in monthly instalments of $16,050 plus HST for the base rent. Pursuant to the terms of the lease, at the end of the initial term the Company has the right to extend the lease for a further three-year period to be paid in monthly instalments of $17,120 plus HST. During the year ended March 31, 2023, the Company determined that it was likely the lease term would be extended to January 31, 2027. As a result, the right-of-use asset and lease liability values were adjusted to reflect the impacts of the extension.

The lease liability relates to the above noted agreement. The lease liability for the years ended March 31, 2023 and March 31, 2022 is as follows:

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2023	2022
	$	$

Lease liability	614,120	281,872
Less: current portion	(129,264)	(149,317)
Long-term portion	484,856	132,555

Interest expense recognised on the lease liability for the year ended March 31, 2023 was $43,283 (2022: $70,148).